Interest expense and other financial income & expense (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of components of interest expense
Interest expense

($ millions)	2019	2018	2017
Interest expense on financial debts	(81)	(10)	(12)
Interest expense from discounting long-term liabilities	(21)	(9)	(10)
Interest expense on lease liabilities(1)	(11)	(5)	(5)
Total interest expense	(113)	(24)	(27)

(1)
For the years ended December 31, 2018 and 2017, interest expense on finance leases was included in "Interest expense on lease liabilities".

Disclosure of components of other financial income & expense	Other financial income & expense